Contingent liabilities and commitments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of contingent liabilities [abstract]
Summary of contingent liabilities and commitments	The following table summarises the nominal principal amount of contingent liabilities and commitments which are not recorded on-balance sheet:

	Barclays Bank Group
	2024	2023
	£m	£m
Guarantees and letters of credit pledged as collateral security	16,814	17,578
Performance guarantees, acceptances and endorsements	9,751	9,251
Total contingent liabilities and financial guarantees	26,565	26,829
Of which: Financial guarantees and letters of credit carried at fair value	988	1,266

Documentary credits and other short-term trade related transactions	1,433	2,352
Standby facilities, credit lines and other commitments	352,344	335,583
Total commitments[1]	353,777	337,935
Of which: Loan commitments carried at fair value	15,350	15,203